BUSINESS SEGMENTS - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 segment	Dec. 31, 2020 USD ($) segment
Concentration Risk [Line Items]
Number of reportable segments | segment	2	2
Uzbekistan Manufacturer | Cost of Goods and Service, Product and Service Benchmark | Supplier Concentration Risk
Concentration Risk [Line Items]
Purchases | $		$ 11.5
Concentration risk (as a percent)		31.00%